Lease Agreements (Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Right of use assets
Operating right of use assets	$ 249,299	$ 223,982
Operating lease liabilities
Current portion of long term notes payable	135,099
Financing leases payable, less current portion	114,200
Total operating lease liabilities	$ 249,299
Notes Payable Current [Member]
Operating lease liabilities
Current portion of long term notes payable		114,288
Notes Payable Noncurrent [Member]
Operating lease liabilities
Current portion of long term notes payable		109,694
Notes Payable [Member]
Operating lease liabilities
Total operating lease liabilities		$ 223,982